DEBT (Details 6) (Asset Based Lending Facility, USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended		3 Months Ended
	Apr. 12, 2012	Feb. 03, 2013	Aug. 04, 2013	Jul. 11, 2012 LIBOR United States	Jul. 11, 2012 Prime United States	Jul. 11, 2012 Prime Canada	Jul. 11, 2012 BA rate Canada
Senior Credit Facility disclosures
Line of credit facility, maximum borrowing capacity		$ 1,500	$ 1,500
Line of credit facility, available for borrowing		910	888
Letter of credit facility outstanding		61	56
Qualifying cash balances		70	51
Borrowing capacity including all incremental commitments		1,900
Reference rate				LIBOR	Prime	Canadian Prime Rate	BA
Percentage added to reference rate				2.00%	1.00%	1.00%	2.00%
Period of time before interest margins are subject to pricing grid	3 months
Collateral pledged, percentage outstanding capital of any foreign subsidiary		65.00%
Excess availability amount that requires maintaining a fixed charge coverage ratio		$ 150
Percentage of aggregate commitment that requires maintaining a fixed charge coverage ratio		10.00%
Required fixed charge coverage ratio in event of Liquidity Event		1.0